Income Taxes Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	$ 1,239	$ 667
Components of Deferred Tax Assets [Abstract]
Accrued compensation	5,338	4,264
Accrued expenses	210	12
Net operating loss (NOL) carryforward	1,239	667
Other	566	106
Gross deferred tax assets	7,353	5,049
Valuation allowance	(3,822)	(3,277)
Total deferred tax asset	3,531	1,772
Components of Deferred Tax Liabilities [Abstract]
Depreciation and amortization	(3,292)	(1,638)
Prepaid expenses	(239)	(134)
Total deferred tax liabilities	(3,531)	(1,772)
Net deferred tax asset	0	$ 0
State Tax Authorities
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	2,200
Components of Deferred Tax Assets [Abstract]
Net operating loss (NOL) carryforward	2,200
Federal Income Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	5,400
Components of Deferred Tax Assets [Abstract]
Net operating loss (NOL) carryforward	5,400
Tax year 2018 | Federal Income Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	600
Components of Deferred Tax Assets [Abstract]
Net operating loss (NOL) carryforward	600
Tax year 2017 | Federal Income Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	4,800
Components of Deferred Tax Assets [Abstract]
Net operating loss (NOL) carryforward	$ 4,800